INCOME TAXES - Deferred income tax assets (liabilities) balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Deferred income tax assets-gross	$ 40,752	$ 53,434
Set-off against deferred income tax liabilities	(40,752)	(53,434)
Deferred income tax assets-per balance sheet	0	0
Deferred income tax liabilities-gross	(42,341)	(55,805)
Set-off of deferred income tax assets	40,752	53,434
Deferred income tax liabilities-per balance sheet	(1,589)	(2,371)
Property, plant and equipment, net
INCOME TAXES
Deferred income tax assets-gross	387	387
Deferred income tax liabilities-gross	(25,360)	(35,872)
Post-employment benefits
INCOME TAXES
Deferred income tax assets-gross	266	268
Reclamation obligations
INCOME TAXES
Deferred income tax assets-gross	12,380	11,080
Non-capital tax loss carry forwards
INCOME TAXES
Deferred income tax assets-gross	2,481	13,806
Capital loss carry forward
INCOME TAXES
Deferred income tax assets-gross	14,680	17,738
Inventory
INCOME TAXES
Deferred income tax liabilities-gross	(859)	(850)
Investments equity instruments and uranium
INCOME TAXES
Deferred income tax liabilities-gross	(14,680)	(17,738)
Other
INCOME TAXES
Deferred income tax assets-gross	10,558	10,155
Deferred income tax liabilities-gross	$ (1,442)	$ (1,345)